Exhibit 99.6

Item #4 Form ABS Due Diligence 15E
Item #5 Form ABS Due Diligence 15E

To Whom It May Concern:

Independent Settlement Services, LLC was engaged by Bayview Fund Management LLC as diligence agent to order and review title reports for a population of 195 mortgage loans. Said title reports were obtained and reviewed during the months of June and July 2017. With respect to these 195 mortgage loans:

General Findings:

1.	As set forth in the title reports:

a.	For 195 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.

Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 177 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 13 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 4 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position.

d.	For 1 mortgage loan, the title/lien search does not confirm the subject mortgage in expected lien position and the title policy was unavailable or deficient.

Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports:

a.	One mortgage loan was found to have a potentially superior post-origination HOA liens/judgments of record. For that mortgage loan, the total amount of such potentially superior post-origination HOA liens/judgments is $1,075.00.

200 High Tower Blvd    Suite 301    Pittsburgh, PA 15205

Phone: 412-788-1740

www.isspgh.net

Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports:

a.	For 1 mortgage loan, potentially superior post-origination municipal liens/judgments were found of record. For that mortgage loans, the total amount of such potentially superior post-origination municipal liens/judgments is $973.36.

Thank You,

Independent Settlement Services, LLC

Date:	July 14, 2017

By:	/s/ Douglas S Mitro
Name: Douglas S Mitro
Title: Authorized Signatory

200 High Tower Blvd    Suite 301    Pittsburgh, PA 15205

Phone: 412-788-1740

www.isspgh.net